Portfolio of Investments (unaudited)
As of December 31, 2025
abrdn World Healthcare Fund

Shares or Principal Amount		Value
NON-CONVERTIBLE NOTES—11.3%
UNITED KINGDOM—0.2%
GlaxoSmithKline Capital PLC, 3.38%, 06/01/2029	$ 1,000,000	$ 981,137
UNITED STATES—11.1%
Abbott Laboratories, 4.75%, 11/30/2036	5,652,000	5,686,715
AbbVie, Inc., 4.45%, 05/14/2046	1,705,000	1,481,958
AbbVie, Inc., 4.50%, 05/14/2035	3,200,000	3,140,445
Bristol-Myers Squibb Co., 3.40%, 07/26/2029	1,400,000	1,373,528
Cigna Group, 2.38%, 03/15/2031	3,200,000	2,896,261
CVS Health Corp., 1.88%, 02/28/2031	2,448,000	2,147,865
DH Europe Finance II SARL, 3.25%, 11/15/2039	985,000	806,797
Elevance Health, Inc., 2.55%, 03/15/2031	3,200,000	2,921,593
IQVIA, Inc., 5.00%, 05/15/2027(a)	710,000	709,806
Johnson & Johnson, 2.90%, 01/15/2028	1,400,000	1,381,318
Johnson & Johnson, 3.70%, 03/01/2046	5,470,000	4,432,610
Mallinckrodt CB LLC, 10.00%, 06/15/2029(a),(b)	997,897	–
Medtronic, Inc., 4.38%, 03/15/2035	1,675,000	1,642,797
Pfizer, Inc., 3.45%, 03/15/2029	5,300,000	5,237,794
Pfizer, Inc., 4.00%, 12/15/2036	1,800,000	1,688,253
Roche Holdings, Inc., 2.08%, 12/13/2031(a)	3,600,000	3,184,584
Sanofi SA, 3.63%, 06/19/2028	2,600,000	2,594,575
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	35,000	34,787
Thermo Fisher Scientific, Inc., 5.40%, 08/10/2043	3,500,000	3,520,619
UnitedHealth Group, Inc., 3.88%, 12/15/2028	2,560,000	2,558,025
UnitedHealth Group, Inc., 4.20%, 05/15/2032	6,060,000	5,982,892
Zimmer Biomet Holdings, Inc., 4.25%, 08/15/2035	5,000,000	4,648,090
		58,071,312
Total Non-Convertible Notes		59,052,449
CONVERTIBLE PREFERRED STOCKS(b),(c),(d)—3.0%
FRANCE—0.1%
Flamingo Therapeutics, Inc. Series A3	136,337	203,227
IRELAND—0.0%
Priothera Co. Ltd. Series A, 6.00%	194,134	23
UNITED STATES—2.9%
Alpha-9 Oncology, Inc. Series C	2,871,748	5,000,000
Atalanta Therapeutics, Inc. Series B	1,055,555	950,000
Crystalys Therapeutics, Inc. Series A	1,329,540	1,332,000
Endeavor Group Holdings, Inc. Series B, 8.00%	424,079	1,999,999
Endeavor Group Holdings, Inc. Series C, 8.00%	78,308	510,928
Engrail Therapeutics, Inc. , 8.00%	897,073	534,745
	Shares or Principal Amount	Value

IO Light Holdinigs, Inc. Series A2	101,839	$ 10
Radiant Biotherapeutics, Inc. (e)	1,147,236	4,999,999
		15,327,681
Total Convertible Preferred Stocks		15,530,931
	Shares	Value
COMMON STOCKS—107.0%
AUSTRALIA—0.8%
CSL Ltd.	35,930	$ 4,134,876
CANADA—0.0%
Fusion Pharmaceuticals, Inc. CVR(b),(c),(d)	3,689	5,091
DENMARK—6.3%
Ascendis Pharma AS, ADR(c)	8,031	1,712,531
Novo Nordisk AS, ADR	614,866	31,284,382
		32,996,913
FRANCE—9.0%
Abivax SA(c)	37,000	5,202,021
Abivax SA, ADR(c)	261,641	35,283,597
BioMerieux	37,961	4,920,678
OSE Immuno(c)	275,416	1,666,895
		47,073,191
GERMANY—1.9%
Bayer AG	123,684	5,364,887
Immatics NV(c)	446,184	4,684,932
		10,049,819
ISRAEL(c)—1.3%
InspireMD, Inc.	610,460	1,086,619
Quoin Pharmaceuticals Ltd., ADR	40,400	582,972
Teva Pharmaceutical Industries Ltd., ADR	157,107	4,903,309
		6,572,900
ITALY—1.3%
DiaSorin SpA	84,403	6,773,952
NETHERLANDS(c)—8.4%
Argenx SE, ADR	7,033	5,914,401
Newamsterdam Pharma Co. NV	241,293	8,464,558
ProQR Therapeutics NV	2,950,676	5,960,366
uniQure NV	987,820	23,638,533
		43,977,858
SWITZERLAND—3.1%
Lonza Group AG	13,503	9,103,988
Oculis Holding AG(c)	343,874	6,867,164
Sandoz Group AG, ADR	7,614	554,109
		16,525,261
UNITED KINGDOM—10.1%
AstraZeneca PLC, ADR	366,265	33,670,741
Diaceutics PLC(c)	1,421,762	2,453,075
OXB(c)	1,535,292	12,700,435
Oxford Nanopore Technologies PLC(c)	2,336,820	4,021,112
		52,845,363
UNITED STATES—64.8%
Abbott Laboratories	151,692	19,005,491
AbbVie, Inc.	88,295	20,174,525
Alcon AG	72,677	5,750,789
Alcon AG	90,134	7,103,461

See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of December 31, 2025
abrdn World Healthcare Fund

	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Becton Dickinson & Co.	44,005	$ 8,540,050
Boston Scientific Corp.(c)	97,237	9,271,548
Bristol-Myers Squibb Co.	117,204	6,321,984
CareDx, Inc.(c)	133,874	2,522,186
Charles River Laboratories International, Inc.(c)	17,923	3,575,280
Community Health Systems, Inc.(c)	639,133	1,994,095
CVS Health Corp.	96,182	7,633,004
Danaher Corp.	70,934	16,238,211
Dexcom, Inc.(c)	60,255	3,999,124
Disc Medicine, Inc.(c)	38,603	3,065,464
Diversified Healthcare Trust, REIT	63,841	309,629
Elevance Health, Inc.	13,491	4,729,270
Eli Lilly & Co.	7,230	7,769,936
Global Medical REIT, Inc.	28,645	966,482
HCA Healthcare, Inc.	5,722	2,671,373
Healthcare Realty Trust, Inc., REIT	184,265	3,123,292
Healthpeak Properties, Inc., REIT	328,042	5,274,915
Humana, Inc.	27,360	7,007,717
ICON PLC(c)	15,930	2,902,765
Immunic, Inc.(c)	476,254	254,177
Inspire Medical Systems, Inc.(c)	78,972	7,283,588
Insulet Corp.(c)	22,992	6,535,246
Intuitive Surgical, Inc.(c)	26,406	14,955,302
IQVIA Holdings, Inc.(c)	19,654	4,430,208
LivaNova PLC(c)	25,850	1,590,550
LTC Properties, Inc., REIT	63,514	2,183,611
McKesson Corp.	2,880	2,362,435
Medtronic PLC	148,872	14,300,644
Merck & Co., Inc.	177,381	18,671,124
Molina Healthcare, Inc.(c)	25,063	4,349,433
National Health Investors, Inc., REIT	4,442	339,236
Omega Healthcare Investors, Inc., REIT	71,075	3,151,465
Perceptive Capital Solutions Corp.(c)	133,700	1,742,111
Praxis Precision Medicines, Inc.(c)	28,865	8,507,670
Precision BioSciences, Inc.(c)	1,094,851	4,554,580
Renalytix PLC(a),(c),(d)	17,802,728	1,415,835
Roche Holding AG, ADR	296,198	15,274,931
Sabra Health Care REIT, Inc.	200,380	3,795,197
Sanofi SA, ADR	467,241	22,642,499
Structure Therapeutics, Inc., ADR(c)	55,141	3,835,057
Stryker Corp.	12,385	4,352,956
Thermo Fisher Scientific, Inc.	18,333	10,623,057
UnitedHealth Group, Inc.	17,067	5,633,987
Ventas, Inc., REIT	121,317	9,387,509
	Shares	Value

Welltower, Inc., REIT	43,157	$ 8,010,371
Zoetis, Inc.	74,572	9,382,649
		339,516,019
Total Common Stocks		560,471,243
WARRANTS(c)—0.6%
UNITED STATES—0.6%
Immunic, Inc., Series A, (expiration date 12/31/2025)(b)	3,108,929	–
Immunic, Inc.	3,108,929	1,659,235
Immunic, Inc., Series B, (expiration date 6/30/2030)(b)	3,108,929	613,392
Precision BioSciences, Inc.	396,233	919,895
Total United States		3,192,522
Total Warrants		3,192,522
SHORT-TERM INVESTMENT—1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.74%(f)	8,411,993	8,411,993
Total Short-Term Investment		8,411,993
Total Investments Before Milestone Interests—123.8% (Cost $552,492,668)		648,559,137
	Interest
MILESTONE INTEREST 0.3%
Amolyt Milestone Interest(b),(c),(d)	1	$ 1,543,772
Total Milestone Interest		1,543,772
Total Investments 124.1%—(Cost $553,471,163)		650,102,909
Long Term Debt Securities—(22.9%)		(120,000,000)
Liabilities in Excess of Other Assets—(1.2%)		(6,198,835)
Net Assets—100.0%		$523,904,074

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(c)	Non-income producing security.
(d)	Restricted security.
(e)	Affiliated issuers in which the Fund holds 5% or more of the voting securities .
(f)	Registered investment company advised by State Street Investment Management. The rate shown is the 7 day yield as of December 31, 2025.

ADR	American Depositary Receipt
CVR	Contingent Value Right
PLC	Public Limited Company
REIT	Real Estate Investment Trust

As of December 31, 2025, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Australian Dollar
01/14/2026	Goldman Sachs & Co.	USD	3,847,175	AUD	5,796,277	$3,868,409	$(21,234)
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of December 31, 2025
abrdn World Healthcare Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
01/14/2026	Deutsche Bank AG	USD	348,749	GBP	261,049	$351,879	$(3,130)
01/14/2026	Morgan Stanley & Co.	USD	27,635,734	GBP	20,729,337	27,941,875	(306,141)
United States Dollar/Danish Krone
01/14/2026	Morgan Stanley & Co.	USD	18,922,124	DKK	121,150,489	19,071,995	(149,871)
United States Dollar/Euro
01/14/2026	Morgan Stanley & Co.	USD	31,038,564	EUR	26,612,967	31,288,899	(250,335)
United States Dollar/Israeli Shekel
01/14/2026	Goldman Sachs & Co.	USD	1,386,899	ILS	4,457,647	1,399,683	(12,784)
United States Dollar/Swiss Franc
01/14/2026	Standard Chartered Bank	USD	22,321,033	CHF	17,935,548	22,662,696	(341,663)
Total						$106,585,436	$(1,085,158)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
December 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated Aberdeen as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable and the Fund's investments in securities of early and/or later stage financing of a privately held companies ("Venture Capital Securities").
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Convertible preferred shares, warrants or convertible note interests in Venture Capital Securities, milestone interests, and other restricted securities are typically valued in good faith, based upon the recommendations made by the Valuation Designee pursuant to fair valuation policies and procedures approved by the Board.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s, other than a Venture Capital Security, market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and
4

Notes to Portfolio of Investments  (concluded)
December 31, 2025 (unaudited)

procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
Venture Capital Securities are valued based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs considered may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective NAV as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Level 3 investments are valued using significant unobservable inputs. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
5